Note 9 - Commitments and Contingencies - Future Minimum Lease Payments Under Operating Lease (Details) $ in Thousands	Jun. 30, 2018 USD ($)
Year ending December 31, 2018	$ 255
Year ending December 31, 2019	324
Year ending December 31, 2020	53
Total	$ 632